Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions

2.  Related Party Transactions

We maintain most of our cash funds at ECCU, our largest equity investor. Total funds held with ECCU were $6.4 million and $5.6 million at June 30, 2011 and December 31, 2010, respectively. Interest earned on funds held with ECCU totaled $46.1 thousand and $65.4 thousand for the six months ended June 30, 2011 and 2010, respectively.

We lease physical facilities and purchase other services from ECCU pursuant to a written lease and services agreement. Charges of $56.4 thousand and $97.1 thousand for the six months ended June 30, 2011 and 2010, respectively, were incurred for these services and are included in office operations expense. The method used to arrive at the periodic charge is based on the fair market value of services provided.  We believe that this method is reasonable.

In accordance with a mortgage loan purchase agreement entered into by and between us and ECCU, we purchased $302.7 thousand of loans from ECCU during the six months ended June 30, 2010.  With regards to loans purchased from ECCU, we recognized $4.0 million and $5.1 million of interest income on loans purchased from ECCU during the six months ended June 30, 2011 and 2010, respectively.  ECCU currently acts as the servicer for 112 of our 135 loans.  Per our loan servicing agreement with ECCU, a servicing fee of 50 to 65 basis points is deducted from the interest payments we receive on the wholly-owned loans that ECCU services for us.  We are not charged a servicing fee on the loan participations we purchase from ECCU.  The majority of the loan participations purchased from ECCU have pass-through rates which are 50 to 75 basis points lower than the loan contractual rate. On a limited number of  loan participation interests we purchased from ECCU, representing $27.5 million of loans at June 30, 2011, the pass-through rate is lower than the contractual rate by as much as 238 basis points.  We negotiate with ECCU on a loan by loan basis the pass-through interest rate.  At June 30, 2011, our investment in wholly owned loans serviced by ECCU totaled $90.7 million, while our investment in loan participations serviced by ECCU totaled $54.2 million.  From time to time, we pay fees for additional services ECCU provides for servicing our loans.  These fees amounted to $7.4 thousand during the six months ended June 30, 2010.  We did not pay any of these additional fees to ECCU during the six months ended June 30, 2011.  There are no loans held by MPF as of June 30, 2011 and December 31, 2010.

On December 14, 2007, the Board of Directors appointed R. Michael Lee to serve as a Company director.  Mr. Lee formerly served as President, Midwest Region, of Members United Corporate Federal Credit Union (“Members United”), which was one of our credit facility lenders.  For more detailed information regarding our borrowings from Members United, please see Note 4 below.  In addition, Mark G. Holbrook, the Chairman of our Board of Managers, is a full time employee of ECCU.

Note 2.	Related Party Transactions

The Company maintains most of its cash at Evangelical Christian Credit Union (“ECCU”). Total funds held with ECCU were $5.6 million and $5.9 million at December 31, 2010 and 2009, respectively. Interest earned on these funds totaled approximately $111.2 thousand and $303.7 thousand for the years ended December 31, 2010 and 2009, respectively.

The Company leases physical facilities from ECCU pursuant to an Office Lease dated November 4, 2009, and purchases other services from ECCU. Charges of approximately $216.4 thousand and $197.6 thousand for the years ended December 31, 2010 and 2009, respectively, were made for these services All of these are included in Office Operations expense. The method used to arrive at the periodic charge is based on the fair market value of services provided. Management believes that such method is reasonable.

In accordance with a mortgage loan purchase arrangement between the Company and ECCU, the Company purchased $925 thousand and $10.5 million of loans from ECCU during the years ended December 31, 2010 and 2009, respectively.  This includes $105.0 thousand purchased by MPF during the year ended December 31, 2009.  The Company recognized $9.9 million and $13.0 million of interest income on loans purchased from ECCU during the years ended December 31, 2010 and 2009, respectively.  ECCU retains the servicing rights on loans it sells to the Company.  The Company paid loan servicing fees to ECCU of $36.3 and $593.3 thousand in the years ended December 31, 2010 and 2009, respectively.

From time to time, the Company or its wholly-owned subsidiary, MPF, has sold mortgage loan investments to ECCU in isolated sales for short term liquidity purposes.  The Company or MPF also has sold loans to other credit unions.  Federal credit union regulations require that a borrower must be a member of a participating credit union in order for a loan participation to be an eligible investment for a federal chartered credit union.  ECCU has from time to time repurchased from the Company fractional participations in the loan investments which ECCU already services, usually around 1% of the loan balance, to facilitate compliance with National Credit Union Association (“NCUA”) rules when participations in those loans were sold to federal credit unions.  During the year ended December 31, 2009, $145.2 thousand in loan participation interests were sold to ECCU.  During the year ended December 31, 2009, an additional $2.2 million of whole loans were sold back to ECCU. Each sale or purchase of a mortgage loan investment or participation interest was consummated under our Related Party Transaction Policy that has been adopted by our managers.  No gain or loss was incurred on these sales. No whole loans or loan participations were sold to ECCU during the year ended December 31, 2010.

On December 14, 2007, the Board of Directors appointed R. Michael Lee to serve as a Company director.  Mr. Lee serves as Vice President Member Relations, Midwest Region, of Members United Corporate Federal Credit Union (“Members United”).  See Note 6 for information regarding the Company’s borrowings from Members United.  The Company has $116 thousand on deposit with Members United as of December 31, 2010, which is pledged as security for the Members United borrowings.

On May 19, 2009, the Company sold $19.3 million of loans at par to Western Federal Credit Union, which is an equity holder of the Company’s Class A Units.  Proceeds from the sale were used to pay down the credit facility provided by BMO Capital Markets (the “BMO Facility”).

From time to time, managers and management have purchased investor notes from the Company. Investor notes payable to related parties total $318 thousand at December 31, 2010.